Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,924,468.33

Principal:
Principal Collections	$17,975,650.86
Prepayments in Full	$10,000,529.03
Liquidation Proceeds	$208,797.66
Recoveries	$65,373.05
Sub Total	$28,250,350.60
Collections	$30,174,818.93

Purchase Amounts:
Purchase Amounts Related to Principal	$605,167.28
Purchase Amounts Related to Interest	$3,396.57
Sub Total	$608,563.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,783,382.78

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,783,382.78
Servicing Fee	$411,410.63	$411,410.63	$0.00	$0.00	$30,371,972.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,371,972.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,371,972.15
Interest - Class A-3 Notes	$95,213.33	$95,213.33	$0.00	$0.00	$30,276,758.82
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$30,129,200.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,129,200.49
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$30,045,714.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,045,714.41
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$29,976,381.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,976,381.08
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$29,878,714.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,878,714.41
Regular Principal Payment	$27,916,546.88	$27,916,546.88	$0.00	$0.00	$1,962,167.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,962,167.53
Residuel Released to Depositor	$0.00	$1,962,167.53	$0.00	$0.00	$0.00
Total		$30,783,382.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,916,546.88
Total					$27,916,546.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,916,546.88	$42.43	$95,213.33	$0.14	$28,011,760.21	$42.57
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$27,916,546.88	$13.69	$493,257.74	$0.24	$28,409,804.62	$13.93

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$158,688,882.70	0.2411685	$130,772,335.82	0.1987422
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$475,748,882.70	0.2332262	$447,832,335.82	0.2195407

Pool Information
Weighted Average APR	4.563%	4.568%
Weighted Average Remaining Term	31.28	30.48
Number of Receivables Outstanding	38,142	36,863
Pool Balance	$493,692,753.05	$464,600,037.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$475,748,882.70	$447,832,335.82
Pool Factor	0.2374716	0.2234777

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$16,767,701.74
Targeted Overcollateralization Amount	$16,767,701.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,767,701.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		127	$302,570.66
(Recoveries)		224	$65,373.05
Net Losses for Current Collection Period			$237,197.61
Cumulative Net Losses Last Collection Period			$12,342,187.15
Cumulative Net Losses for all Collection Periods			$12,579,384.76

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.03%	895	$14,067,649.31
61-90 Days Delinquent	0.40%	106	$1,860,441.51
91-120 Days Delinquent	0.13%	29	$598,720.86
Over 120 Days Delinquent	0.30%	79	$1,414,142.02
Total Delinquent Receivables	3.86%	1,109	$17,940,953.70

Repossession Inventory:
Repossessed in the Current Collection Period		25	$365,455.95
Total Repossessed Inventory		45	$769,726.49

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3447%
Preceding Collection Period			0.4773%
Current Collection Period			0.5941%
Three Month Average			0.4720%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4572%
Preceding Collection Period			0.4798%
Current Collection Period			0.5805%
Three Month Average			0.5058%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer